Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				7 Months Ended	19 Months Ended
	Jul. 14, 2023	Jul. 12, 2023	Jul. 10, 2023	Jul. 07, 2023	Jul. 24, 2023	Aug. 03, 2023
Nordea $50,000 Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit		$ 50,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared per share						$ 0.40
Dividends Payable, Date to be Paid						Sep. 07, 2023
Dividends Payable, Date of Record						Aug. 22, 2023
Expected ex dividend date						Aug. 21, 2023
Subsequent Event [Member] | Nordea $50,000 Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit		$ 50,000
Subsequent Event [Member] | Star Polaris [Member]
Subsequent Event [Line Items]
Delivery date to buyers				July 7, 2023
Subsequent Event [Member] | Star Centaurus [Member]
Subsequent Event [Line Items]
Delivery date to buyers			July 10, 2023
Subsequent Event [Member] | Star Columba [Member]
Subsequent Event [Line Items]
Delivery date to buyers	July 14, 2023
Subsequent Event [Member] | Star Aquila [Member]
Subsequent Event [Line Items]
Delivery date to buyers					July 24, 2023